Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of profit or loss
Revenues	$ 668,637	$ 618,344	$ 525,229
Net pool allocation	(4,264)	17,818	7,254
Voyage expenses and commissions	(23,772)	(20,374)	(15,404)
Vessel operating and supervision costs	(139,662)	(128,084)	(122,486)
Depreciation	(168,041)	(153,193)	(137,187)
Impairment loss on vessels	(162,149)
General and administrative expenses	(47,385)	(41,993)	(39,850)
Profit from operations	123,364	292,518	217,556
Financial costs	(190,481)	(166,627)	(139,181)
Financial income	5,318	4,784	2,650
Gain/(loss) on derivatives	(55,441)	(6,077)	2,025
Share of profit of associates	1,627	1,800	1,159
Total other expenses, net	(238,977)	(166,120)	(133,347)
Profit/(loss) for the year	(115,613)	126,398	84,209
Attributable to:
Owners of the Group	(100,661)	47,683	15,506
Non-controlling interests	$ (14,952)	$ 78,715	$ 68,703
Earnings/(loss) per share-basic and diluted
Earnings/(loss) per share - basic	$ (1.37)	$ 0.47	$ 0.07
Earnings/(loss) per share - diluted	$ (1.37)	$ 0.46	$ 0.07